CALIFORNIA INVESTMENT TRUST FUND GROUP
                         44 Montgomery Street Suite 2100
                             San Francisco, CA 94104
                                 (800) 225-8778

Supplement Dated June 15, 2006 to the Prospectus dated January 1, 2006
--------------------------------------------------------------------------------

The following information replaces and supersedes any contrary information contained in the Funds' Prospectus.

      A special meeting of shareholders of the California Investment Trust Fund Group which consists of the following twelve separate series which are part of California Investment Trust and California Investment Trust II (collectively the "Trusts"): California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Short-Term U.S. Government Bond Fund (the "Funds") was held on May 12, 2006 to consider the following proposals:

1. To elect six trustees to serve until their successors are elected and qualified;

2. To approve new Investment Advisory Agreements between each Trust, on behalf of their respective Funds, and CCM Partners ("CCM"), with no change in the advisory fee payable to CCM;

3. To approve an Agreement and Plan of Reorganization that provides for the reorganization of each Trust from a Massachusetts business trust into a single Delaware statutory trust.

      Shareholders approved all of the foregoing proposals. CCM will continue to serve as the investment advisor to the Funds under these new arrangements effective as of May 12, 2006

      In addition, the reorganization of the Trusts from two Massachusetts business trusts into a single Delaware statutory trust named "California Investment Trust" is expected to become effective immediately following the close of business on August 31, 2006.

                     CALIFORNIA INVESTMENT TRUST FUND GROUP
                         44 Montgomery Street Suite 2100
                             San Francisco, CA 94104
                                 (800) 225-8778

Supplement Dated June 15, 2006 to the Statement of Additional Information dated January 1, 2006
--------------------------------------------------------------------------------

      The following information replaces and supersedes any contrary information contained in the Funds' Statement of Additional Information.

      A special meeting of shareholders of the California Investment Trust Fund Group which consists of the following twelve separate series which are part of California Investment Trust and California Investment Trust II (collectively the "Trusts"): California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Short-Term U.S. Government Bond Fund (the "Funds") was held on May 12, 2006 to consider the following proposals:

1. To elect six trustees to serve until their successors are elected and qualified;

2. To approve new Investment Advisory Agreements between each Trust, on behalf of their respective Funds, and CCM Partners ("CCM"), with no change in the advisory fee payable to CCM;

3. To approve an Agreement and Plan of Reorganization that provides for the reorganization of each Trust from a Massachusetts business trust into a single Delaware statutory trust.

Shareholders approved all of the foregoing proposals. CCM will continue to serve as the investment advisor to the Funds under these new arrangements effective as of May 12, 2006

      In addition, the reorganization of the Trusts from two Massachusetts business trusts into a single Delaware statutory trust named "California Investment Trust" is expected to become effective immediately following the close of business on August 31, 2006.

      Listed below are the names, ages, business experience during the past five years and other directorships of the new trustees, Messrs. Kogler and Sutro, both of whom are independent trustees.

                                                                                                      Number of
                        Position and    Term of Office   Principal Occupation(s) (including       Portfolios in Fund
                        Offices with    and Length of      any other directorships)                Complex Overseen
Name and Date of Birth   the Trusts     Time Served        within the Past 5 Years                     by Trustee
----------------------   ----------     -----------        -----------------------                     ----------
Kevin T. Kogler          Trustee        Indefinite         Senior Vice President, Technology               12
(2/21/66)                                                  Investment Banking, Friedman
                                                           Billings Ramsey, 2003
                                                           to present; Director,
                                                           Technology Investment
                                                           Banking, Salomon
                                                           Smith Barney,
                                                           2001-2002;Vice
                                                           President, Technology
                                                           Investment Banking,
                                                           CS First
                                                           Boston/Donaldson
                                                           Lufkin & Jenrette,
                                                           1997-2001; Associate,
                                                           PaineWebber, Inc.,
                                                           1995-1997
Stephen H. Sutro        Trustee        Indefinite          Partner, Duane Morris LLP (law                  12
(04/09/69)                                                 firm), 2003 to present; Associate,
                                                           Duane Morris LLP,
                                                           2000-2002; Associate,
                                                           Hancock Rothert &
                                                           Bunshoft LLP (law
                                                           firm), 1994-1999

      Listed below is a dollar range of equity holdings in the respective Funds beneficially owned by each new trustee as of February 28, 2006:


Name of Trustee                   Income         Insured       Money         Govt.       Nasdaq-100      Treasury
                                   Fund           Fund         Fund          Fund         Fund             Trust
Kevin T. Kogler.................   None        $1-$10,000       None          None     $50,001-$100,000    None
Stephen H. Sutro................   None           None          None          None          None           None

                                                                           Equity Income   Short-Term
Name of Trustee                  500 Fund     Midcap Fund   SmallCap Fund      Fund        Govt. Fund    Euro Fund
Kevin T. Kogler.................   Above          None      $50,001-$100,000   None           None          None
                                 $100,000
Stephen H. Sutro................   None           None          None           None           None          None

      Listed below is an aggregate dollar range of equity securities in the Trusts and Fund Complex beneficially owned by each new trustee as of February 28, 2006:

Name of Trustee            CIT               CIT II          CIT Fund Group
Kevin T. Kogler........$1-$10,000        Above $100,000      Above $100,000
Stephen H. Sutro..........None                None                None

      Neither of Messrs. Kogler and Sutro received any compensation from the Funds as of August 31, 2005, the end of the Funds' last fiscal year.